Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Principal portion of finance lease obligations	$ 8,711,783	$ 8,711,784
Accrued interest	651,422	390,068
Total finance lease liabilities (current)	$ 9,363,205	$ 9,101,852	$ 4,267,396